Consolidated Income Statement - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	[1]
Profit or loss [abstract]
Revenue	$ 29,333	$ 28,027
Cost of sales	(13,536)	(12,784)
Gross profit	15,796	15,243
Distribution expenses	(3,183)	(3,076)
Sales and marketing expenses	(3,518)	(3,304)
Administrative expenses	(2,350)	(2,237)
Other operating income/(expenses)	327	478
Exceptional costs above profit from operations	(107)	(105)
Profit from operations	6,965	7,000
Finance cost	(3,608)	(2,962)
Finance income	385	694
Net finance income/(cost)	(3,223)	(2,268)
Share of result of associates	105	129
Exceptional share of results of associates		(1,143)
Profit before tax	3,847	3,718
Income tax expense	(1,192)	(1,244)
Profit of the period	2,655	2,474	[2]
Profit of the period attributable to:
Equity holders of AB InBev	1,977	1,692	[3]
Non-controlling interest	$ 678	$ 782
Basic earnings per share	$ 0.98	$ 0.84
Diluted earnings per share	$ 0.96	$ 0.83

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2022 presentation was amended to conform to the 2023 presentation.
[2]	The 2022 presentation was amended to conform to the 2023 presentation.
[3]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in exceptional net finance income/(cost). The 2022 presentation was amended to conform to the 2023 presentation.